Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 20,365	$ 12,093
Dividends	15,839	153
Research and development payable	2,953	2,468
License fees and royalties	4,173	2,982
Professional fees	2,126	1,714
Equipment	1,285	1,170
Others	5,340	3,066
Accrued expenses and other current liabilities	$ 52,081	$ 23,646